Consolidating Guarantor Financial Information (Schedule of Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 959	$ 682	$ 740	$ 1,254
Trade receivables - third party and affiliates	827	871
Non-trade receivables, net	209	235
Inventories, net	711	712
Deferred income taxes	49	104
Marketable securities, at fair value	53	64
Other assets	31	35
Total current assets	2,839	2,703
Investments in affiliates	800	824
Property, plant and equipment, net	3,350	3,269
Deferred income taxes	606	421
Other assets	463	344
Goodwill	777	760	774
Intangible assets, net	165	197
Total assets	9,000	8,518
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	168	144
Trade payables - third party and affiliates	649	673
Other liabilities	475	539
Deferred income taxes	25	17
Income taxes payable	38	12
Total current liabilities	1,355	1,385
Noncurrent Liabilities
Long-term debt	2,930	2,873
Deferred income taxes	50	92
Uncertain tax positions	181	182
Benefit obligations	1,602	1,492
Other liabilities	1,152	1,153
Total noncurrent liabilities	5,915	5,792
Total Celanese Corporation stockholders' equity	1,730	1,341
Noncontrolling interests	0	0
Total equity	1,730	1,341	926
Total liabilities and equity	9,000	8,518
Parent Guarantor [Member]
Current Assets
Cash and cash equivalents	10	0	0	5
Trade receivables - third party and affiliates	0	0
Non-trade receivables, net	31	29
Inventories, net	0	0
Deferred income taxes	0	0
Marketable securities, at fair value	0	0
Other assets	0	0
Total current assets	41	29
Investments in affiliates	1,692	1,315
Property, plant and equipment, net	0	0
Deferred income taxes	0	0
Other assets	0	0
Goodwill	0	0
Intangible assets, net	0	0
Total assets	1,733	1,344
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	0	0
Trade payables - third party and affiliates	0	0
Other liabilities	0	0
Deferred income taxes	0	0
Income taxes payable	0	0
Total current liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Uncertain tax positions	3	3
Benefit obligations	0	0
Other liabilities	0	0
Total noncurrent liabilities	3	3
Total Celanese Corporation stockholders' equity	1,730	1,341
Noncontrolling interests	0	0
Total equity	1,730	1,341
Total liabilities and equity	1,733	1,344
Issuer [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Trade receivables - third party and affiliates	0	0
Non-trade receivables, net	444	383
Inventories, net	0	0
Deferred income taxes	0	0
Marketable securities, at fair value	0	0
Other assets	5	6
Total current assets	449	389
Investments in affiliates	3,437	2,978
Property, plant and equipment, net	0	0
Deferred income taxes	5	17
Other assets	1,927	1,903
Goodwill	0	0
Intangible assets, net	0	0
Total assets	5,818	5,287
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	1,584	1,492
Trade payables - third party and affiliates	0	0
Other liabilities	40	63
Deferred income taxes	21	16
Income taxes payable	0	0
Total current liabilities	1,645	1,571
Noncurrent Liabilities
Long-term debt	2,467	2,372
Deferred income taxes	0	0
Uncertain tax positions	6	16
Benefit obligations	0	0
Other liabilities	8	13
Total noncurrent liabilities	2,481	2,401
Total Celanese Corporation stockholders' equity	1,692	1,315
Noncontrolling interests	0	0
Total equity	1,692	1,315
Total liabilities and equity	5,818	5,287
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	275	133	128	520
Trade receivables - third party and affiliates	340	297
Non-trade receivables, net	1,754	1,651
Inventories, net	196	187
Deferred income taxes	62	103
Marketable securities, at fair value	52	64
Other assets	15	18
Total current assets	2,694	2,453
Investments in affiliates	1,579	1,530
Property, plant and equipment, net	813	735
Deferred income taxes	509	382
Other assets	132	132
Goodwill	305	298
Intangible assets, net	69	69
Total assets	6,101	5,599
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	208	176
Trade payables - third party and affiliates	269	258
Other liabilities	267	353
Deferred income taxes	0	0
Income taxes payable	419	384
Total current liabilities	1,163	1,171
Noncurrent Liabilities
Long-term debt	872	834
Deferred income taxes	0	0
Uncertain tax positions	23	27
Benefit obligations	1,362	1,346
Other liabilities	101	99
Total noncurrent liabilities	2,358	2,306
Total Celanese Corporation stockholders' equity	2,580	2,122
Noncontrolling interests	0	0
Total equity	2,580	2,122
Total liabilities and equity	6,101	5,599
Non-Guarantors [Member]
Current Assets
Cash and cash equivalents	674	549	612	729
Trade receivables - third party and affiliates	653	694
Non-trade receivables, net	484	562
Inventories, net	589	590
Deferred income taxes	8	17
Marketable securities, at fair value	1	0
Other assets	27	45
Total current assets	2,436	2,457
Investments in affiliates	570	535
Property, plant and equipment, net	2,537	2,534
Deferred income taxes	92	22
Other assets	414	296
Goodwill	472	462
Intangible assets, net	96	128
Total assets	6,617	6,434
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	159	131
Trade payables - third party and affiliates	546	535
Other liabilities	475	506
Deferred income taxes	25	17
Income taxes payable	73	35
Total current liabilities	1,278	1,224
Noncurrent Liabilities
Long-term debt	1,597	1,650
Deferred income taxes	50	92
Uncertain tax positions	149	136
Benefit obligations	240	146
Other liabilities	1,055	1,055
Total noncurrent liabilities	3,091	3,079
Total Celanese Corporation stockholders' equity	2,248	2,131
Noncontrolling interests	0	0
Total equity	2,248	2,131
Total liabilities and equity	6,617	6,434
Consolidation Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Trade receivables - third party and affiliates	(166)	(120)
Non-trade receivables, net	(2,504)	(2,390)
Inventories, net	(74)	(65)
Deferred income taxes	(21)	(16)
Marketable securities, at fair value	0	0
Other assets	(16)	(34)
Total current assets	(2,781)	(2,625)
Investments in affiliates	(6,478)	(5,534)
Property, plant and equipment, net	0	0
Deferred income taxes	0	0
Other assets	(2,010)	(1,987)
Goodwill	0	0
Intangible assets, net	0	0
Total assets	(11,269)	(10,146)
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	(1,783)	(1,655)
Trade payables - third party and affiliates	(166)	(120)
Other liabilities	(307)	(383)
Deferred income taxes	(21)	(16)
Income taxes payable	(454)	(407)
Total current liabilities	(2,731)	(2,581)
Noncurrent Liabilities
Long-term debt	(2,006)	(1,983)
Deferred income taxes	0	0
Uncertain tax positions	0	0
Benefit obligations	0	0
Other liabilities	(12)	(14)
Total noncurrent liabilities	(2,018)	(1,997)
Total Celanese Corporation stockholders' equity	(6,520)	(5,568)
Noncontrolling interests	0	0
Total equity	(6,520)	(5,568)
Total liabilities and equity	$ (11,269)	$ (10,146)